BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
BORROWINGS
Schedule of Borrowings

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	66,100	104,600	15,166
Current portion of long-term borrowings	2,376	7,844	1,137
Total current borrowings	68,476	112,444	16,303
Non-Current
Long-term borrowings:
Bank loans	54,349	46,505	6,743
Total non-current borrowings	54,349	46,505	6,743
Total borrowings	122,825	158,949	23,046